Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenue		$ 363,205	$ 358,342	$ 273,610
Operating expenses:
Cost of revenue	[1]	126,612	126,255	99,620
Sales and marketing	[1]	78,821	71,225	35,827
Research and development	[1]	18,490	18,784	19,245
General and administrative	[1]	22,631	21,721	17,198
Depreciation and amortization		17,918	31,574	33,422
Total operating expenses		264,472	269,559	205,312
Operating income		98,733	88,783	68,298
Other income (expense):
Interest expense		(2,011)	(10,786)	(26,566)
Interest income		208	197	524
Gain on foreign currency transactions		1,110	2,347	4,128
Gain (loss) on foreign currency remeasurement		1,920	(244)	3,206
Other, net		654	(5,080)	277
Total other income (expense), net		1,881	(13,566)	(18,431)
Income before income tax		100,614	75,217	49,867
Income tax expense		(22,506)	(21,594)	(13,542)
Net income		78,108	53,623	36,325
Other comprehensive income (expense):
Pension adjustments, net of tax		(286)	(294)	(385)
Gain (loss) on foreign currency translation		504	13,676	9,742
Comprehensive income		$ 78,326	$ 67,005	$ 45,682
Earnings per share:
Basic		$ 33.91	$ 29.67	$ 30.46
Diluted		$ 33.91	$ 26.20	$ 21.87
Weighted average shares outstanding:
Basic		2,303,200	1,807,410	1,192,725
Diluted		2,303,200	2,149,114	1,995,131

[1]	Excluding depreciation and amortization